NEW YORK LIFE INVESTMENTS FUNDS TRUST
51 MADISON AVENUE
NEW YORK, NY 10010

August 29, 2024

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Investments Funds Trust

Registration Numbers: (333-160918 and 811-22321)

Dear Sir/Madam:

Electronically transmitted for filing via EDGAR is Post-Effective Amendment No. 195 under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 205 under the Investment Company Act of 1940, as amended for the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973-610-0124 or thomas_humbert@nylim.com.

Very truly yours,

/s/Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.

Assistant Secretary